Financial Instruments (Details 1) - USD ($)	May 31, 2020	Nov. 30, 2019
Total accounts receivable	$ 240,679	$ 177,202
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	240,679	177,202
Not past due	240,679	177,202
Past due	0	0
Total accounts receivable, gross	240,679	177,202
Past due for more than 31 days but no more than 90 days
Past due	0	0
Past due for more than 120 days
Past due	$ 0	$ 0